UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07683
Morgan Stanley Special Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: July 31, 2009
Date of reporting period: January 31, 2009

Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Special Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended January 31, 2009

Total Return for the 6 Months ended January 31, 2009

Lipper
				Russell	Small-Cap
				2000®	Value
				Value	Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
–30.61%	–30.94%	–30.97%	–30.53%	–35.72%	–35.79%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Market Conditions

The six-month period ended January 31, 2009, saw an acceleration of the credit crisis and its dampening effects on the global economy. Concerns about the solvency of Freddie Mac and Fannie Mae earlier in 2008 were followed by a series of problems with a number of major financial institutions throughout the remainder of the year. The government’s subsequent interventions and forced consolidations within the sector led to wild swings in the stock market in September and October. Credit markets, which had been tight since the demise of the subprime mortgage market, essentially froze, exacerbating the deterioration of investor confidence. Economic expectations became more pessimistic, leading to a steep drop in commodity prices. Additionally, mutual fund tax-loss selling, which occurs in October, and forced selling by hedge funds further contributed to volatility. Governments and central banks around the world responded quickly to the accelerating crisis with aggressive fiscal and monetary policy, but market volatility remained heightened. In November, the official announcement that the U.S. had been in recession since December 2007 was hardly surprising to observers, amid bad news from nearly every segment of the economy and U.S. automakers’ appeal for a government bailout.

Sentiment turned modestly more upbeat in December, however. With oil prices substantially off their highs, inflation concerns were put to rest (although they were replaced by deflation concerns). The Federal Reserve reduced the target federal funds rate and indicated rates were likely to remain low for some time, while Congress approved loans to U.S. automakers. Observers kept a close eye on the cabinet choices and proposed stimulus plan of the incoming Obama Administration. Volatility in equity prices moderated somewhat and liquidity measures showed slight improvement by the end of the month.

In January, the markets digested more bad news. Corporate managements issued earnings warnings in advance of fourth quarter earnings reporting season, which were then confirmed after the close of the quarter and capped off with further pessimistic outlooks. Job losses continued, with January’s unemployment rate (reported in February) rising to 7.6 percent. Fourth quarter gross domestic product was estimated to have declined 3.8 percent. Not surprisingly, consumer confidence fell to record lows. Against this backdrop, sentiment reversed course again and high volatility returned to the equity market.

Across the market capitalization spectrum, no particular segment outperformed meaningfully, with all segments posting considerable declines for the period. Value stocks held up marginally better than growth stocks. Within the Russell 2000® Value Index, the sectors with the smallest declines were utilities, consumer staples, and health care, reflecting investors’ preference for defensive (or less economically sensitive) sectors. In contrast, energy and other cyclical sectors (those that are highly sensitive to the economic cycle) such as producer durables, autos and transportation, and consumer discretionary were hit hardest by the weakening environment.

Performance Analysis

All share classes of Morgan Stanley Special Value Fund outperformed the Russell 2000® Value Index (“the Index”) and the Lipper Small-Cap Value Funds Index for the six months ended January 31, 2009, assuming no deduction of applicable sales charges.

Outperformance relative to the Index during the period was driven by stock selection in the consumer discretionary sector, where the Fund held several good-performing business services stocks and avoided some of the weaker performing consumer-oriented stocks within the sector. Stock selection and the portfolio’s overweight allocation in the health care sector was another positive contributor to relative returns. Within the sector, the Fund benefited from a specialty pharmaceutical holding that was acquired at a premium and several health care services holdings that performed relatively well. Finally, stock selection and an underweight position in the energy sector helped relative performance, as our positioning there resulted in a smaller decline than that of the Index’s sector.

However, other investments did not fare so well. An underweight allocation in the financial services sector was a relative detractor during the period. The sector as a whole slightly outperformed the Index return and the Fund had less exposure to that relative gain. An overweight in the producer durables sector also hampered relative returns, overwhelming the positive contribution of stock selection in the sector. In the technology sector, stock selection was disadvantageous to relative performance, as various holdings suffered from company-specific weakness.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 01/31/09
MAXIMUS, Inc.	4.5%
AAR Corp.	3.9
Syniverse Holdings Inc.	3.6
PharMerica Corp.	2.4
ProAssurance Corp.	2.4
Perrigo Co.	2.3
HEALTHSOUTH Corp.	2.2
Argo Group International Holdings, Ltd (Bermuda)	2.1
Zep Inc.	1.9
Reinsurance Group America, Inc.	1.8

TOP FIVE INDUSTRIES as of 01/31/09
Miscellaneous Commercial Services	9.0%
Property-Casualty Insurer	7.0
Aerospace & Defense	6.2
Electric Utilities	4.5
Services to the Health Industry	3.8

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 80 percent of its assets in common stocks of small companies that the Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., believes are undervalued relative to the marketplace or similar companies. Under current market conditions, the Investment Adviser considers a company to be a small cap company if it has a total market capitalization at the time of purchase of $100 million to the higher of $2 billion or the high end of the range of companies represented in the Russell 2000® Value Index. The Fund may use derivative instruments, as discussed in the Fund’s prospectus, to gain exposure to common stocks of small companies. These derivative instruments will be counted toward the 80 percent policy discussed above to the extent they have economic characteristics similar to the common stocks included within the 80 percent policy. The Fund may invest in foreign securities (including depositary receipts) that are listed in the United States on a national securities exchange.

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended January 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 07/28/97)		(since 10/29/96)		(since 07/28/97)		(since 07/28/97)
Symbol	SVFAX		SVFBX		SVFCX		SVFDX
1 Year	(29.91)%[3]		(30.49)%[3]		(30.53)%[3]		(29.81)%[3]
	(33.59	) [4]	(33.44	) [4]	(31.12	) [4]	—

5 Years	0.36	[3]	(0.41	) [3]	(0.40	) [3]	0.60	[3]
	(0.71	) [4]	(0.56	) [4]	(0.40	) [4]	—

10 Years	6.75	[3]	6.09	[3]	5.95	[3]	6.99	[3]
	6.17	[4]	6.09	[4]	5.95	[4]	—

Since Inception	5.89	[3]	6.68	[3]	5.10	[3]	6.13	[3]
	5.40	[4]	6.68	[4]	5.10	[4]	—

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/msim or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. Effective April 2005, Class B shares will generally convert to Class A shares approximately eight years after the end of the calendar month in which the shares were purchased. Performance for periods greater than eight years reflects this conversion (beginning April 2005).

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 2000® Value Index measures the performance of the small-cap value segment of the U.S. equity universe. It includes those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Small-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Small-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Small-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 08/01/08 – 01/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			08/01/08 –
	08/01/08	01/31/09	01/31/09
Class A
Actual (−30.61% return)	$1,000.00	$693.90	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.50	$6.77
Class B
Actual (−30.94% return)	$1,000.00	$690.60	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.72	$10.56
Class C
Actual (−30.97% return)	$1,000.00	$690.30	$8.86
Hypothetical (5% annual return before expenses)	$1,000.00	$1,014.72	$10.56
Class I
Actual (−30.53% return)	$1,000.00	$694.70	$4.61
Hypothetical (5% annual return before expenses)	$1,000.00	$1,019.76	$5.50

@	Expenses are equal to the Fund’s annualized expense ratios of 1.33%, 2.08%, 2.08% and 1.08% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (94.6%)

	Aerospace & Defense (6.2%)
523,980	AAR Corp. (a)	$9,504,997
130,200	Moog Inc. (Class A) (a)	3,900,792
112,600	Spirit AeroSystems Holdings, Inc. (Class A) (a)	1,531,360

		14,937,149

	Agricultural Commodities/Milling (1.6%)
164,600	Corn Products International, Inc.	3,810,490

	Air Freight/Couriers (2.4%)
155,200	Forward Air Corp.	3,144,352
244,400	UTI Worldwide, Inc. (British Virgin)	2,678,624

		5,822,976

	Apparel/Footwear (0.7%)
195,235	Maidenform Brands, Inc. (a)	1,747,353

	Apparel/Footwear Retail (0.9%)
284,950	Stage Stores, Inc.	2,037,393

	Chemicals: Agricultural (0.6%)
44,500	Scotts Miracle – Gro Co. (The) (Class A)	1,433,790

	Chemicals: Specialty (1.0%)
115,600	Cytec Industries Inc.	2,362,864

	Commercial Printing/Forms (0.8%)
476,300	Cenveo Inc. (a)	1,881,385

	Computer Peripherals (1.1%)
154,890	Zebra Technologies Corp. (Class A) (a)	2,606,799

	Construction Materials (0.1%)
351,800	Dayton Superior Corp. (a)	249,778

	Consumer Sundries (1.2%)
286,400	Central Garden & Pet Co. (a)	1,729,856
195,300	Central Garden & Pet Co. (Class A) (a)	1,171,800

		2,901,656

	Containers/Packaging (3.1%)
119,842	Rock-Tenn Co. (Class A)	3,735,475
82,300	Silgan Holdings Inc.	3,772,632

		7,508,107

	Data Processing Services (1.2%)
214,400	Broadridge Financial Solutions Inc.	2,892,256

	Electric Utilities (3.8%)
83,900	Allete, Inc.	2,609,290
179,200	Avista Corp.	3,411,968
157,700	Portland General Electric Co.	3,067,265

		9,088,523

	Electrical Products (0.8%)
138,707	Belden Inc.	1,811,513

	Electronic Equipment/Instruments (1.3%)
345,300	Checkpoint Systems, Inc. (a)	3,090,435

	Electronic Production Equipment (0.9%)
166,600	Cognex Corp.	2,175,796

	Engineering & Construction (2.9%)
78,300	Aecom Technology Corp. (a)	1,981,773
198,693	Orion Marine Group, Inc. (a)	1,967,061
140,800	Stantec Inc. (a)	3,055,360

		7,004,194

	Finance/Rental/Leasing (2.4%)
673,000	AerCap Holdings NV (Netherlands) (a)	3,284,240
234,123	TAL International Group, Inc.	2,453,609

		5,737,849

	Financial Conglomerates (1.4%)
1,449,200	Conseco, Inc. (a)	3,376,636

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Food: Specialty/Candy (1.3%)
169,700	NBTY, Inc. (a)	$3,202,239

	Gas Distributors (1.6%)
153,400	UGI Corp.	3,891,758

	Industrial Machinery (1.2%)
25,900	Actuant Corp. (Class A)	426,832
35,316	CIRCOR International, Inc.	785,781
166,400	John Bean Technologies Corp.	1,614,080

		2,826,693

	Industrial Specialties (2.6%)
239,000	Polypore International, Inc (a)	1,653,880
427,745	Zep, Inc.	4,700,918

		6,354,798

	Information Technology Services (0.6%)
338,600	Ness Technologies Inc. (a)	1,344,242

	Investment Banks/Brokers (0.6%)
22,600	Greenhill & Co., Inc.	1,469,452

	Life/Health Insurance (1.8%)
122,700	Reinsurance Group of America, Inc.	4,371,801

	Medical Specialties (3.0%)
60,040	Bio-Rad Laboratories, Inc. (Class A) (a)	3,814,942
236,500	Hill-Rom Holdings, Inc.	3,329,920

		7,144,862

	Medical/Nursing Services (2.4%)
356,200	PharMerica Corp. (a)	5,855,928

	Miscellaneous Commercial Services (9.0%)
131,400	Brink’s Co. (The)	3,472,902
51,400	Copart, Inc. (a)	1,238,226
201,100	Gartner, Inc. (a)	2,847,576
292,710	MAXIMUS, Inc.	10,877,104
68,298	Viad Corp.	1,518,265
147,000	Wright Express Corp. (a)	1,714,020

		21,668,093

	Multi-Line Insurance (1.2%)
169,300	Max Capital Group Ltd. (Bermuda)	2,879,793

	Oil & Gas Production (0.3%)
38,780	St. Mary Land & Exploration Co.	750,393

	Oilfield Services/Equipment (0.7%)
184,772	Exterran Holdings Inc. (a)	4,094,548
108,970	Superior Energy Services, Inc. (a)	1,697,753

		5,792,301

	Other Consumer Services (1.4%)
146,300	Brink’s Home Security Holdings, Inc. (a)	3,345,881

	Packaged Software (1.9%)
153,800	Informatica Corp. (a)	1,962,488
438,628	MSC. Software Corp. (a)	2,552,815

		4,515,303

	Pharmaceuticals: Generic Drugs (1.0%)
109,100	Valeant Pharmaceuticals International (a)	2,367,470

	Pharmaceuticals: Other (2.3%)
189,620	Perrigo Co.	5,565,347

	Property – Casualty Insurers (7.0%)
302,300	AmTrust Financial Services, Inc.	2,481,883
165,300	Argo Group International Holdings, Ltd. (Bermuda) (a)	5,142,483
255,400	Employers Holdings, Inc.	3,458,116
154,600	Platinum Underwriters Holdings, Ltd. (Bermuda)	4,299,426
71,400	Validus Holdings Ltd. (Bermuda)	1,629,348

		17,011,256

	Publishing: Books/Magazines (0.6%)
257,900	Dolan Media Co. (a)	1,341,080

	Real Estate Development (0.5%)
109,096	Forestar Group, Inc. (a)	1,216,420

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Portfolio of Investments - January 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE

	Real Estate Investment Trusts (1.2%)
110,800	Potlatch Corp. (REIT)	$2,791,052

	Regional Banks (1.1%)
271,152	Provident New York Bancorp	2,575,944

	Restaurants (1.5%)
303,000	AFC Enterprises, Inc. (a)	1,454,400
1,243,280	Denny’s Corp. (a)	2,138,442

		3,592,842

	Savings Banks (0.3%)
44,404	MB Financial, Inc.	725,561

	Semiconductors (0.8%)
222,200	Microsemi Corp. (a)	1,866,480

	Services to the Health Industry (3.7%)
431,500	Allscripts-Misys Healthcare Solutions, Inc. (a)	3,633,230
525,700	HEALTHSOUTH Corp. (a)	5,225,458

		8,858,688

	Specialty Insurance (2.4%)
123,886	ProAssurance Corp. (a)	5,854,852

	Specialty Telecommunications (3.6%)
634,686	Syniverse Holdings Inc. (a)	8,606,342

	Telecommunication Equipment (2.3%)
100,500	ADTRAN, Inc.	1,522,575
320,300	Tekelec (a)	3,978,126

		5,500,701

	Textiles (0.8%)
184,100	Albany International Corp. (Class A)	1,842,841

	Tools/Hardware (0.5%)
38,900	Snap-on, Inc.	1,174,000

	Total Common Stocks (Cost $275,761,391)	228,781,355

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Convertible Bond (1.0%)

	Information Technology Services
$5,173	Epicor Software Corp. 2.375% 05/15/27 (Cost $4,709,537)	$2,463,641

NUMBER OF
SHARES (000)

Short-Term Investment (4.6%)
Investment Company (b)
10,980	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $10,979,691)	10,979,691

Total Investments (Cost $291,450,619) (c)	100.2%	242,224,687
Liabilities in Excess of Other Assets	(0.2)	(487,853)

Net Assets	100.0%	$241,736,834

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trusts.
(a)	Non-income producing security.
(b)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(c)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $22,459,524 and the aggregate gross unrealized depreciation is $71,685,456 resulting in net unrealized depreciation of $49,225,932.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Summary of Investments -   January 31, 2009 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Miscellaneous Commercial Services	$21,668,093	9.0%
Property — Casualty Insurers	17,011,256	7.0
Aerospace & Defense	14,937,149	6.2
Investment Company	10,979,691	4.5
Electric Utilities	9,088,523	3.7
Services To The Health Industry	8,858,688	3.7
Specialty Telecommunications	8,606,342	3.5
Containers/Packaging	7,508,107	3.1
Medical Specialties	7,144,862	2.9
Engineering & Construction	7,004,194	2.9
Industrial Specialties	6,354,798	2.6
Medical/Nursing Services	5,855,928	2.4
Specialty Insurance	5,854,852	2.4
Air Freight/Couriers	5,822,976	2.4
Oilfield Services/Equipment	5,792,301	2.4
Finance/Rental/Leasing	5,737,849	2.4
Pharmaceuticals: Other	5,565,347	2.3
Telecommunication Equipment	5,500,701	2.3
Packaged Software	4,515,303	1.9
Life/Health Insurance	4,371,801	1.8
Gas Distributors	3,891,758	1.6
Agricultural Commodities/Milling	3,810,490	1.6
Information Technology Services	3,807,883	1.6
Restaurants	3,592,842	1.5
Financial Conglomerates	3,376,636	1.4
Other Consumer Services	3,345,881	1.4
Food: Specialty/Candy	3,202,239	1.3
Electronic Equipment/Instruments	3,090,435	1.3
Consumer Sundries	2,901,656	1.2
Data Processing Services	2,892,256	1.2
Multi-Line Insurance	2,879,793	1.2
Industrial Machinery	2,826,693	1.2
Real Estate Investment Trusts	2,791,052	1.1
Computer Peripherals	2,606,799	1.1
Regional Banks	2,575,944	1.1
Pharmaceuticals: Generic Drugs	2,367,470	1.0
Chemicals: Specialty	2,362,864	1.0
Electronic Production Equipment	2,175,796	0.9
Apparel/Footwear Retail	2,037,393	0.8
Commercial Printing/Forms	1,881,385	0.8
Semiconductors	1,866,480	0.8
Textiles	1,842,841	0.7
Electrical Products	1,811,513	0.7
Apparel/Footwear	1,747,353	0.7
Investment Banks/Brokers	1,469,452	0.6
Chemicals: Agricultural	1,433,790	0.6
Publishing: Books/Magazines	1,341,080	0.5
Real Estate Development	1,216,420	0.5
Tools/Hardware	1,174,000	0.5
Oil & Gas Production	750,393	0.3
Savings Banks	725,561	0.3
Construction Materials	249,778	0.1

	$242,224,687	100.0%

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements

Statement of Assets and Liabilities
January 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $280,470,928)	$231,244,996
Investment in affiliate, at value (cost $10,979,691)	10,979,691
Receivable for:
Investments sold	2,819,389
Shares of beneficial interest sold	76,916
Dividends	28,782
Interest	26,472
Dividends from affiliate	7,558
Prepaid expenses and other assets	21,025

Total Assets	245,204,829

Liabilities:
Payable for:
Investments purchased	2,088,474
Shares of beneficial interest redeemed	933,323
Investment advisory fee	142,022
Distribution fee	106,456
Transfer agent fee	61,939
Administration fee	17,256
Accrued expenses and other payables	118,525

Total Liabilities	3,467,995

Net Assets	$241,736,834

Composition of Net Assets:
Paid-in-capital	$324,139,966
Net unrealized depreciation	(49,225,932)
Accumulated net investment income	1,483,853
Accumulated net realized loss	(34,661,053)

Net Assets	$241,736,834

Class A Shares:
Net Assets	$162,715,366
Shares Outstanding (unlimited authorized, $.01 par value)	20,794,037
Net Asset Value Per Share	$7.83

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$8.26

Class B Shares:
Net Assets	$63,259,432
Shares Outstanding (unlimited authorized, $.01 par value)	9,837,615
Net Asset Value Per Share	$6.43

Class C Shares:
Net Assets	$14,398,279
Shares Outstanding (unlimited authorized, $.01 par value)	2,234,346
Net Asset Value Per Share	$6.44

Class I Shares:
Net Assets	$1,363,757
Shares Outstanding (unlimited authorized, $.01 par value)	164,673
Net Asset Value Per Share	$8.28

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements continued

Statement of Operations
For the six months ended January 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends	$3,764,430
Dividends from affiliate	152,358
Interest	72,631

Total Income	3,989,419

Expenses
Investment advisory fee	1,076,256
Distribution fee (Class A shares)	247,208
Distribution fee (Class B shares)	440,256
Distribution fee (Class C shares)	95,533
Transfer agent fees and expenses	345,617
Administration fee	128,508
Shareholder reports and notices	81,748
Professional fees	43,423
Registration fees	24,522
Custodian fees	19,354
Trustees’ fees and expenses	3,020
Other	20,549

Total Expenses	2,525,994
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(8,954)

Net Expenses	2,517,040

Net Investment Income	1,472,379

Realized and Unrealized Loss:
Net Realized Loss	(27,929,703)
Net Change in Unrealized Appreciation/Depreciation	(96,299,005)

Net Loss	(124,228,708)

Net Decrease	$(122,756,329)

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	JANUARY 31, 2009	JULY 31, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income (loss)	$1,472,379	$(2,165,795)
Net realized gain (loss)	(27,929,703)	63,273,761
Net change in unrealized appreciation/depreciation	(96,299,005)	(113,666,081)

Net Decrease	(122,756,329)	(52,558,115)

Distributions to Shareholders from Net Realized Gain:
Class A shares	(20,619,167)	(62,182,270)
Class B shares	(10,268,497)	(43,431,875)
Class C shares	(2,233,833)	(8,652,023)
Class I shares	(186,134)	(9,280,916)

Total Distributions	(33,307,631)	(123,547,084)

Net decrease from transactions in shares of beneficial interest	(20,217,544)	(17,314,583)

Net Decrease	(176,281,504)	(193,419,782)
Net Assets:
Beginning of period	418,018,338	611,438,120

End of Period (Including accumulated undistributed net investment income of $1,483,853 and $11,474, respectively)	$241,736,834	$418,018,338

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Special Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital appreciation. The Fund was organized as a Massachusetts business trust on June 21, 1996 and commenced operations on October 29, 1996. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The Fund will assess a 2% redemption fee on Class A shares, Class B shares, Class C shares and Class I shares, which is paid directly to the Fund, for shares redeemed or exchanged within thirty days of purchase, subject to certain exceptions. The redemption fee is designed to protect the Fund and its remaining shareholders from the effects of short-term trading.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period ended July 31, 2008, remains subject to examination by taxing authorities.

E. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

F. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million; 0.645% to the portion of the daily net assets exceeding $500 million but not exceeding $1 billion; and 0.62% to the portion of the daily net assets in excess of $1 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the “Administrator”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A — up to 0.25% of the average daily net assets of Class A shares; (ii) Class B — up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C — up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $3,225,508 at January 31, 2009.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended January 31, 2009, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.00%, respectively.

The Distributor has informed the Fund that for the six months ended January 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $2,199, $35,259 and $1,968, respectively, and received $111,687 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class. For the six months ended January 31, 2009, advisory fees paid were reduced by $8,954 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $152,358 for the six months ended January 31, 2009. During the six months ended January 31, 2009, the cost of purchases and sales of investments in Morgan Stanley Institutional Liquidity Funds-Money Market Portfolio – Institutional Class aggregated $68,940,017 and $72,793,085, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended January 31, 2009 aggregated $105,756,816 and $154,095,464, respectively. The Fund had purchases and sales with other Morgan Stanley funds of $1,014,386 and $25,745,527, respectively, including net realized losses of $7,133,501.

For the six months ended January 31, 2009, the Fund incurred brokerage commissions of $5,101 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	JANUARY 31, 2009		JULY 31, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	2,632,154	$25,082,324	3,763,011	$51,745,548
Conversion from Class B	120,129	1,159,867	736,164	11,209,645
Reinvestment of distributions	2,651,243	20,361,545	4,356,453	58,637,858
Redeemed	(3,479,245)	(34,258,573)	(6,809,690)	(100,639,649)

Net increase – Class A	1,924,281	12,345,163	2,045,938	20,953,402

CLASS B SHARES
Sold	124,952	1,046,815	496,771	5,888,830
Conversion to Class A	(143,235)	(1,159,867)	(851,247)	(11,209,645)
Reinvestment of distributions	1,581,847	9,997,273	3,472,140	39,825,439
Redeemed	(2,421,322)	(20,269,455)	(5,088,303)	(65,302,556)

Net decrease – Class B	(857,758)	(10,385,234)	(1,970,639)	(30,797,932)

CLASS C SHARES
Sold	98,285	786,799	208,802	3,046,221
Reinvestment of distributions	341,191	2,159,739	714,687	8,211,750
Redeemed	(487,036)	(4,125,737)	(851,327)	(10,512,784)

Net increase (decrease) – Class C	(47,560)	(1,179,199)	72,162	745,187

CLASS I SHARES
Sold	45,578	503,140	133,854	2,050,022
Reinvestment of distributions	19,845	161,338	558,312	7,872,193
Redeemed	(2,150,998)	(21,662,752)	(1,143,217)	(18,137,455)

Net decrease – Class I	(2,085,575)	(20,998,274)	(451,051)	(8,215,240)

Net decrease in Fund	(1,066,612)	$(20,217,544)	(303,590)	$(17,314,583)

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

6. Expense Offset

The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.

7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of July 31, 2008, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales.

8. Fair Valuation Measurements
The Fund Adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Morgan Stanley Special Value Fund
Notes to Financial Statements - January 31, 2009 (unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT JANUARY 31, 2009 USING
		QUOTED PRICE IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investment in securities	$242,224,687	$239,761,046	$2,463,641	—

9. Accounting Pronouncement
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

Morgan Stanley Special Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)

Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$12.97			$18.62		$20.84		$22.28	$18.24	$15.51

Income (loss) from investment operations:
Net investment income (loss)(1)	0.06			(0.03)		(0.04)		(0.04)	0.04	(0.04)
Net realized and unrealized gain (loss)	(4.05)			(1.56)		4.07		1.70	4.55	2.77

Total income (loss) from investment operations	(3.99)			(1.59)		4.03		1.66	4.59	2.73

Less distributions from net realized gain	(1.15)			(4.06)		(6.25)		(3.10)	(0.55)	—

Net asset value, end of period	$ 7.83			$12.97		$18.62		$20.84	$22.28	$18.24

Total Return(2)	(30.61)		%(5)	(9.32)%		20.93%		8.50%	25.45%	17.60%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.33%(4	)(6)		1.25%(4)		1.21%(4)		1.28%	1.27%	1.23%
Net investment income (loss)	1.15%(4	)(6)		(0.18)	%(4)	(0.19)	%(4)	(0.22)%	0.14%	(0.23)%
Supplemental Data:
Net assets, end of period, in thousands	$162,715			$244,668		$313,180		$283,281	$274,050	$114,636
Portfolio turnover rate	34%(5)			47%		44%		28%	41%	44%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.006% for the six months ended January 31, 2009, and an effect of less than 0.007% for the year ended July 31, 2007 and July 31, 2008.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.00			$16.55		$19.25		$20.95	$17.31	$14.84

Income (loss) from investment operations:
Net investment income (loss)(1)	0.02			(0.12)		(0.17)		(0.19)	(0.11)	(0.17)
Net realized and unrealized gain (loss)	(3.44)			(1.37)		3.72		1.59	4.30	2.64

Total income (loss) from investment operations	(3.42)			(1.49)		3.55		1.40	4.19	2.47

Less distributions from net realized gain	(1.15)			(4.06)		(6.25)		(3.10)	(0.55)	—

Net asset value, end of period	$ 6.43			$11.00		$16.55		$19.25	$20.95	$17.31

Total Return(2)	(30.94)		%(5)	(9.99)%		20.00%		7.68%	24.55%	16.64%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08%(4	)(6)		2.00%(4)		1.97%(4)		2.03%	2.04%	2.00%
Net investment income (loss)	0.40%(4	)(6)		(0.93)	%(4)	(0.95)	%(4)	(0.97)%	(0.63)%	(1.00)%
Supplemental Data:
Net assets, end of period, in thousands	$63,259			$117,603		$209,575		$251,970	$352,265	$518,426
Portfolio turnover rate	34%(5)			47%		44%		28%	41%	44%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.006% for the six months ended January 31, 2009, and an effect of less than 0.007% for the year ended July 31, 2007 and July 31, 2008.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008		2007		2006	2005	2004
	(unaudited)

Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$11.02			$16.57		$19.27		$20.97	$17.30	$14.84

Income (loss) from investment operations:
Net investment income (loss)(1)	0.02			(0.12)		(0.17)		(0.19)	(0.10)	(0.17)
Net realized and unrealized gain (loss)	(3.45)			(1.37)		3.72		1.59	4.32	2.63

Total income (loss) from investment operations	(3.43)			(1.49)		3.55		1.40	4.22	2.46

Less distributions from net realized gain	(1.15)			(4.06)		(6.25)		(3.10)	(0.55)	—

Net asset value, end of period	$ 6.44			$11.02		$16.57		$19.27	$20.97	$17.30

Total Return(2)	(30.97)		%(5)	(9.98)%		19.97%		7.72%	24.61%	16.64%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.08%(4	)(6)		2.00%(4)		1.97%(4)		2.02%	1.93%	2.00%
Net investment income (loss)	0.40%(4	)(6)		(0.93)	%(4)	(0.95)	%(4)	(0.96)%	(0.52)%	(1.00)%
Supplemental Data:
Net assets, end of period, in thousands	$14,398			$25,138		$36,613		$36,311	$42,352	$42,662
Portfolio turnover rate	34%(5)			47%		44%		28%	41%	44%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.006% for the six months ended January 31, 2009, and an effect of less than 0.007% for the year ended July 31, 2007 and July 31, 2008.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED JULY 31,
	JANUARY 31, 2009			2008	2007	2006	2005	2004
	(unaudited)

Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$13.60			$19.28	$21.34	$22.69	$18.52	$15.72

Income from investment operations:
Net investment income(1)	0.13			0.01	0.01	—	0.08	—
Net realized and unrealized gain (loss)	(4.30)			(1.63)	4.18	1.75	4.64	2.80

Total income (loss) from investment operations	(4.17)			(1.62)	4.19	1.75	4.72	2.80

Less distributions from net realized gain	(1.15)			(4.06)	(6.25)	(3.10)	(0.55)	—

Net asset value, end of period	$ 8.28			$13.60	$19.28	$21.34	$22.69	$18.52

Total Return(2)	(30.53)		%(5)	(9.13)%	21.23%	8.76%	25.77%	17.81%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.08%(4	)(6)		1.00%(4)	0.97%(4)	1.03%	1.04%	1.00%
Net investment income	1.04%(4	)(6)		0.07%(4)	0.05%(4)	0.03%	0.37%	0.00%
Supplemental Data:
Net assets, end of period, in thousands	$1,364			$30,609	$52,070	$54,930	$404,168	$306,722
Portfolio turnover rate	34%(5)			47%	44%	28%	41%	44%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of 0.006% for the six months ended January 31, 2009, and an effect of less than 0.007% for the year ended July 31, 2007 and July 31, 2008.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

Morgan Stanley Special Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Special Value Fund

Semiannual
Report
January 31, 2009

SVFSAN
IU09-01221P-Y01/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Special Value Fund
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Randy Takian
Randy Takian
Principal Executive Officer
March 19, 2009
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 19, 2009

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